Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Assumption

The Company’s stock options issued in 2021 qualify for equity accounting treatment under ASC 718 and are measured at fair value as of their grant date accordingly. The fair value of the options were estimated using a Black-Scholes model. The assumptions that the Company used to estimate the grant-date fair value of stock options granted to employees and directors were as follows:

December 31,
2021
Risk-free interest rate	0.012%
Expected term (in years)	6.25
Expected volatility	1.134
Expected dividend yield	0%

2021 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of Option Activity

A summary of option activity under the Plan during the year ended December 31, 2021 was as follows:

		Weighted-Average	Weighted-Average Remaining	Aggregate Intrinsic
	Shares	Exercise Price	Contractual Term	Value
Outstanding at December 31, 2020	—
Grants	523,285	$6.00	6.25 years	-
Exercised	—
Forfeitures or expirations	—
Outstanding at December 31, 2021	523,285
Vested and expected to vest at December 31, 2021	-
Exercisable at December 31, 2021	-